STATEMENT OF CASH FLOWS	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (17,900,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(105,431)
Transaction costs attributable to warrant liabilities	715,720
Change in fair value of warrant liabilities	16,902,902
Changes in operating assets and liabilities:
Prepaid expenses	(275,652)
Accrued expenses	208,129
Net cash used in operating activities	(454,858)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(334,215,700)
Net cash used in investing activities	(334,215,700)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	327,531,386
Proceeds from sale of private placement warrants	9,700,000
Repayment of promissory note - related party	(52,250)
Payment of offering costs	(287,780)
Net cash used in financing activities	336,916,356
Net Change in Cash	2,245,798
Cash - Beginning of period	0
Cash - Ending of period	2,245,798
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption	299,918,250
Change in value of common stock subject to possible redemption	(17,082,450)
Initial classification of warrant liability	20,072,197
Deferred underwriting fee payable	11,697,550
Offering costs paid through promissory note - related party	52,250
Offering costs included in accrued offering costs	126,000
Forfeiture of Founder Shares	$ (27)